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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.



November 2, 2001

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust II (Trust)
          Liberty Money Market Fund (Fund)
          File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated November 1, 2001 for the Fund does not differ from that contained in Post-Effective Amendment No. 56 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2001.

Very truly yours,

LIBERTY FUNDS TRUST II


/s/Ellen Harrington
Ellen Harrington
Assistant Secretary

S:\FUNDS\TRUSTII\497jltr.doc


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